Summary of significant accounting policies - Subscription Revenue (Details)	3 Months Ended																				6 Months Ended
	Jun. 30, 2018 $ / $	Jun. 30, 2018 $ / $ kr / $	Jun. 30, 2018 $ / $ ¥ / $	Jun. 30, 2018 $ / $ ₨ / $	Jun. 30, 2018 $ / $ £ / $	Jun. 30, 2018 $ / $ € / $	Jun. 30, 2018 $ / $ ¥ / $	Jun. 30, 2018 $ / $ SFr / $	Jun. 30, 2018 $ / $ $ / $	Jun. 30, 2018 $ / $ $ / $	Jun. 30, 2017 $ / $	Jun. 30, 2017 kr / $	Jun. 30, 2017 ¥ / $	Jun. 30, 2017 ₨ / $	Jun. 30, 2017 £ / $	Jun. 30, 2017 € / $	Jun. 30, 2017 ¥ / $	Jun. 30, 2017 SFr / $	Jun. 30, 2017 $ / $	Jun. 30, 2017 $ / $	Jun. 30, 2018 $ / $	Jun. 30, 2018 $ / $ kr / $	Jun. 30, 2018 $ / $ ¥ / $	Jun. 30, 2018 $ / $ ₨ / $	Jun. 30, 2018 $ / $ £ / $	Jun. 30, 2018 $ / $ € / $	Jun. 30, 2018 $ / $ ¥ / $	Jun. 30, 2018 $ / $ SFr / $	Jun. 30, 2018 $ / $ $ / $	Jun. 30, 2018 $ / $ $ / $	Jun. 30, 2017 $ / $	Jun. 30, 2017 kr / $	Jun. 30, 2017 ¥ / $	Jun. 30, 2017 ₨ / $	Jun. 30, 2017 £ / $	Jun. 30, 2017 € / $	Jun. 30, 2017 ¥ / $	Jun. 30, 2017 SFr / $	Jun. 30, 2017 $ / $	Jun. 30, 2017 $ / $	Jun. 30, 2018 kr / $	Jun. 30, 2018 ¥ / $	Jun. 30, 2018 ₨ / $	Jun. 30, 2018 £ / $	Jun. 30, 2018 € / $	Jun. 30, 2018 ¥ / $	Jun. 30, 2018 SFr / $	Jun. 30, 2018 $ / $	Jun. 30, 2018 $ / $	Dec. 31, 2017 $ / $	Dec. 31, 2017 kr / $	Dec. 31, 2017 ¥ / $	Dec. 31, 2017 ₨ / $	Dec. 31, 2017 £ / $	Dec. 31, 2017 € / $	Dec. 31, 2017 ¥ / $	Dec. 31, 2017 SFr / $	Dec. 31, 2017 $ / $	Dec. 31, 2017 $ / $
Exchange rates used for translation
Average rate	0.7497	0.1154	0.0092	0.0149	1.3611	1.1928	0.1568	1.0155	0.7748	0.7570	0.7182	0.1135	0.0090	0.0155	1.2783	1.0997	0.1457	1.0153	0.7437	0.7509	0.7540	0.1194	0.0092	0.0152	1.3764	1.2111	0.1571	1.0355	0.7831	0.7716	0.7120	0.1128	0.0089	0.0152	1.2583	1.0824	0.1455	1.0056	0.7496	0.7543
Closing rate	0.7339	0.7339	0.7339	0.7339	0.7339	0.7339	0.7339	0.7339	0.7339	0.7339											0.7339	0.7339	0.7339	0.7339	0.7339	0.7339	0.7339	0.7339	0.7339	0.7339											0.1117	0.0090	0.0146	1.3198	1.1677	0.1511	1.0098	0.7607	0.7401	0.7477	0.1219	0.0089	0.0157	1.3501	1.1998	0.1539	1.0263	0.7954	0.7802